BALANCE SHEET (Parenthetical) - USD ($)				5 Months Ended
	Sep. 02, 2021	Jan. 07, 2021	Nov. 27, 2020	Dec. 31, 2020	Jun. 30, 2021	Nov. 16, 2020	Jun. 22, 2020	Dec. 31, 2019
Preferred stock shares issued							0
Preferred stock shares outstanding							0
Common stock shares issued							0
Common stock shares outstanding							0
Common stock shares subject to redemption								526,587
Temporary equity, par or stated value per share								$ 0.0001
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Preferred stock par value				$ 0.0001	$ 0.0001
Preferred stock shares authorized				2,000,000	2,000,000
Preferred stock shares issued				0	0
Preferred stock shares outstanding				0	0
Number of shares issued			16,377,622
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value				$ 146,170,277
Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Number of shares issued		218,094
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value		$ 0
Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Number of shares issued			1,377,622
Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Number of shares issued		218,094
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value		$ 0
Subsequent Event
Number of shares issued	37,200,000
Common Class A [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Preferred stock par value					$ 0.0001
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized				230,000,000	230,000,000
Common stock shares issued				4,523,969	5,065,058
Common stock shares outstanding				4,523,969	5,065,058
Common stock shares subject to redemption				11,853,653	11,312,564
Temporary equity, par or stated value per share				$ 10.15	$ 10.15
Common Class A [Member] | Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Number of shares issued			1,377,622
Common Class B [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Common stock par value				$ 0.0001	$ 0.0001
Common stock shares authorized				20,000,000	20,000,000
Common stock shares issued				4,312,500	4,094,406
Common stock shares outstanding				4,312,500	4,094,406	4,312,500
Common Class B [Member] | Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Number of shares issued		218,094
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value		$ 0